Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Health Care Portfolio

March 31, 2020

VHC-QTLY-0520
1.814639.115

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
Biotechnology - 25.0%
Biotechnology - 25.0%
AbbVie, Inc.	36,000	$2,742,840
Acceleron Pharma, Inc. (a)	100,000	8,987,000
Alexion Pharmaceuticals, Inc. (a)	70,000	6,285,300
Allogene Therapeutics, Inc. (a)(b)	34,000	660,960
Alnylam Pharmaceuticals, Inc. (a)	88,000	9,578,800
Amgen, Inc.	57,000	11,555,610
Aprea Therapeutics, Inc.	64,000	2,224,640
Arcutis Biotherapeutics, Inc. (a)	80,000	2,384,000
Argenx SE ADR (a)	69,000	9,089,370
Ascendis Pharma A/S sponsored ADR (a)	98,100	11,047,041
BeiGene Ltd. ADR (a)	30,000	3,693,300
BELLUS Health, Inc. (a)	140,000	1,397,200
BioNTech SE	186,138	10,761,755
Black Diamond Therapeutics, Inc. (a)	28,000	698,600
Blueprint Medicines Corp. (a)	46,000	2,690,080
Cellectis SA sponsored ADR (a)	32,993	303,536
Denali Therapeutics, Inc. (a)(b)	40,000	700,400
FibroGen, Inc. (a)	150,000	5,212,500
G1 Therapeutics, Inc. (a)	116,000	1,278,320
Gritstone Oncology, Inc. (a)	60,000	349,200
Innovent Biolgics, Inc. (a)(c)	775,500	3,235,896
Insmed, Inc. (a)	152,000	2,436,560
Intercept Pharmaceuticals, Inc. (a)	44,000	2,770,240
Kura Oncology, Inc. (a)	120,000	1,194,000
Morphic Holding, Inc.	39,900	585,732
Neurocrine Biosciences, Inc. (a)	75,000	6,491,250
Passage Bio, Inc.	11,144	175,518
Principia Biopharma, Inc. (a)	96,301	5,718,353
Regeneron Pharmaceuticals, Inc. (a)	46,000	22,461,340
Revolution Medicines, Inc.	95,600	2,094,596
Sage Therapeutics, Inc. (a)	14,900	427,928
Sarepta Therapeutics, Inc. (a)(b)	116,000	11,347,120
Scholar Rock Holding Corp. (a)	15,600	188,916
TG Therapeutics, Inc. (a)(b)	170,000	1,672,800
Turning Point Therapeutics, Inc.	40,000	1,786,400
uniQure B.V. (a)	44,000	2,087,800
Vertex Pharmaceuticals, Inc. (a)	114,000	27,126,300
Viela Bio, Inc.	90,000	3,420,000
Viking Therapeutics, Inc. (a)(b)	140,000	655,200
Xencor, Inc. (a)	140,000	4,183,200
Zymeworks, Inc. (a)	109,407	3,880,666
		195,580,267
Diversified Consumer Services - 0.0%
Specialized Consumer Services - 0.0%
Carriage Services, Inc.	16,010	258,562
Health Care Equipment & Supplies - 21.3%
Health Care Equipment - 21.1%
Atricure, Inc. (a)	100,000	3,359,000
Becton, Dickinson & Co.	125,000	28,721,250
Boston Scientific Corp. (a)	1,370,000	44,703,100
Danaher Corp.	68,000	9,411,880
DexCom, Inc. (a)	10,000	2,692,700
Insulet Corp. (a)	122,000	20,212,960
Intuitive Surgical, Inc. (a)	46,000	22,779,660
Masimo Corp. (a)	81,991	14,522,246
Penumbra, Inc. (a)	89,900	14,503,567
Tandem Diabetes Care, Inc. (a)	68,500	4,407,975
		165,314,338
Health Care Supplies - 0.2%
Quidel Corp. (a)	14,020	1,371,296

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		166,685,634

Health Care Providers & Services - 23.3%
Health Care Distributors & Services - 0.5%
EBOS Group Ltd.	280,000	3,725,795
Health Care Services - 6.4%
1Life Healthcare, Inc.	181,172	2,959,445
Alignment Healthcare Partners unit (d)(e)	231,050	2,800,017
Cigna Corp.	242,000	42,877,560
Premier, Inc. (a)	56,000	1,832,320
		50,469,342
Managed Health Care - 16.4%
Anthem, Inc.	8,000	1,816,320
Centene Corp. (a)	460,000	27,328,600
Humana, Inc.	96,000	30,145,920
Molina Healthcare, Inc. (a)	19,772	2,762,346
UnitedHealth Group, Inc.	264,000	65,836,317
		127,889,503

TOTAL HEALTH CARE PROVIDERS & SERVICES		182,084,640

Health Care Technology - 1.0%
Health Care Technology - 1.0%
Castlight Health, Inc. (a)	103,200	74,624
Castlight Health, Inc. Class B (a)	200,000	144,620
Health Catalyst, Inc. (b)	18,000	470,700
Inspire Medical Systems, Inc. (a)	60,000	3,616,800
Veeva Systems, Inc. Class A (a)	22,000	3,440,140
		7,746,884
Life Sciences Tools & Services - 2.4%
Life Sciences Tools & Services - 2.4%
10X Genomics, Inc. (a)(b)	14,700	916,104
Bruker Corp.	230,000	8,247,800
Lonza Group AG	24,000	9,871,774
		19,035,678
Pharmaceuticals - 22.8%
Pharmaceuticals - 22.8%
Arvinas Holding Co. LLC (a)	52,404	2,111,881
AstraZeneca PLC (United Kingdom)	470,000	41,876,473
Bristol-Myers Squibb Co.	80,000	4,459,200
Dechra Pharmaceuticals PLC	160,000	4,613,989
Eli Lilly & Co.	260,000	36,067,200
MyoKardia, Inc. (a)	68,600	3,215,968
Nektar Therapeutics (a)(b)	260,000	4,641,000
Recordati SpA	64,000	2,696,490
Roche Holding AG (participation certificate)	160,000	51,478,724
RPI International Holdings LP (d)(e)	21,133	3,410,549
Sanofi SA	225,000	19,479,356
Theravance Biopharma, Inc. (a)	160,000	3,697,600
		177,748,430
Professional Services - 0.4%
Research & Consulting Services - 0.4%
Clarivate Analytics PLC (a)	130,000	2,697,500
Software - 0.0%
Application Software - 0.0%
Outset Medical, Inc. (a)(d)(e)	101,483	203,981
TOTAL COMMON STOCKS
(Cost $530,161,578)		752,041,576

Preferred Stocks - 1.0%
Convertible Preferred Stocks - 0.7%
Biotechnology - 0.0%
Biotechnology - 0.0%
Generation Bio:
Series B (a)(d)(e)	14,000	63,700
Series C (d)(e)	14,400	57,744
		121,444
Pharmaceuticals - 0.4%
Pharmaceuticals - 0.4%
Harmony Biosciences II, Inc.:
Series A (a)(d)(e)	1,195,827	2,343,821
Series C (d)(e)	427,082	837,081
		3,180,902
Software - 0.3%
Application Software - 0.3%
Outset Medical, Inc.:
Series C (a)(d)(e)	308,701	620,489
Series D (a)(d)(e)	321,544	855,307
Series E (d)(e)	227,273	456,819
		1,932,615

TOTAL CONVERTIBLE PREFERRED STOCKS		5,234,961

Nonconvertible Preferred Stocks - 0.3%
Health Care Providers & Services - 0.3%
Health Care Services - 0.3%
Oak Street Health LLC Series III-E (d)(e)(f)	17,916	2,800,092
TOTAL PREFERRED STOCKS
(Cost $7,119,554)		8,035,053

Money Market Funds - 3.4%
Fidelity Cash Central Fund 0.29% (g)	17,458,410	17,463,647
Fidelity Securities Lending Cash Central Fund 0.28% (g)(h)	8,601,331	8,603,051
TOTAL MONEY MARKET FUNDS
(Cost $26,065,875)		26,066,698
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $563,347,007)		786,143,327
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(4,398,031)
NET ASSETS - 100%		$781,745,296

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,235,896 or 0.4% of net assets.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $14,449,599 or 1.8% of net assets.

 (e) Level 3 security

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Alignment Healthcare Partners unit	2/28/20	$2,800,006
Generation Bio Series B	2/21/18	$128,040
Generation Bio Series C	1/9/20	$80,516
Harmony Biosciences II, Inc. Series A	9/22/17	$1,195,827
Harmony Biosciences II, Inc. Series C	8/9/19	$837,081
Oak Street Health LLC Series III-E	2/21/20	$2,800,092
Outset Medical, Inc.	4/19/17 - 8/20/18	$222,003
Outset Medical, Inc. Series C	4/19/17	$648,735
Outset Medical, Inc. Series D	8/20/18	$929,262
Outset Medical, Inc. Series E	1/27/20	$500,001
RPI International Holdings LP	5/21/15 - 3/23/16	$2,801,500

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$39,280
Fidelity Securities Lending Cash Central Fund	3,995
Total	$43,275

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.  Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security’s underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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